IDENTIFIABLE INTANGIBLE ASSET (Details) - USD ($)		6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Estimated aggregate amortization of intangible assets
Product rights, at cost	$ 18,180,000,000	$ 20,463,000,000
Finite Lived Trade Names Gross	625,000,000	611,000,000
Research and development in process gross	9,183,000,000	7,926,000,000
Intangible assets, gross, excluding goodwill	27,988,000,000	29,000,000,000
Product rights, accumulated amortization	6,460,000,000	7,300,000,000
Finite Lived Trade Names Accumulated Amortization	41,000,000	36,000,000
Intangible assets accumulated amortization	6,501,000,000	7,336,000,000
Products rights net	11,720,000,000	13,163,000,000
Trade Names Net	584,000,000	575,000,000
Research and development in process net	9,183,000,000	7,926,000,000
Intangible assets, net (excluding goodwill) total	21,487,000,000	21,664,000,000
Impairment of intangible assets Excluding Goodwill	589,000,000	54,000,000
Amortization Of Intangible Assets	$ 993,000,000	731,000,000
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Reclassified From Ipr And D To Product Rights		$ 1,300,000,000